Accounts Receivable - Schedule of Movement of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Balance, beginning of the period year	$ 766	$ 5,887	$ 393
Addition	36,468		9,303
Written off	(616)	(2,142)	(3,809)
Written back	(65)	(2,979)
Balance, end of the period year	$ 36,553	$ 766	$ 5,887